Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net loss	$ (38,161)	$ (49,305)	$ (73,564)	$ (45,889)	$ (45,570)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,183	839	2,507	1,026	919
Depreciation and amortization	791	676	1,428	1,017	755
Provision for inventory reserve	438	(534)	(1,216)	2,497	0
Amortization of debt issuance costs and non-cash interest	782	805	1,582	4,297	349
Change in fair value of preferred stock warrant liability	0	13,020	(6,725)	755	(1,119)
Beneficial conversion feature from issuance of convertible notes	0	0	4,696	3,009	0
Loss on disposal and impairment of property and equipment	0	0	2	11	346
Accretion of discounts on investments, net of amortization premiums	0	0	0	0	(77)
Changes in operating assets and liabilities:
Trade accounts receivable	1,256	(2,022)	(4,474)	0	0
Inventory	(701)	(1,710)	(3,917)	(15,657)	0
Prepaid expenses and other current assets	(104)	141	537	(1,769)	391
Other assets	58	(4,466)	(3,976)	(176)	(285)
Accounts payable and accrued expenses	(901)	3,698	10,866	(396)	2,834
Deferred rent	(30)	(13)	(48)	(86)	169
Deferred revenue	(6,118)	3,050	350	19,000	0
Net cash used in operating activities	(40,507)	(35,821)	(71,952)	(32,361)	(41,288)
Investing activities:
Purchases of property and equipment	(366)	(1,162)	(3,442)	(2,057)	(4,615)
Purchases of short-term investments	0	0	0	0	(7,828)
Sales and maturities of short-term investments	0	0	0	0	9,650
Net cash used in investing activities	(366)	(1,162)	(3,442)	(2,057)	(2,793)
Financing activities:
Proceeds from issuance of common stock from initial public offering, net of issuance costs	0	0	51,733	0	0
Proceeds from issuance of convertible preferred stock, net of issuance costs	0	0	0	54,930	0
Proceeds from convertible notes, net of issuance costs	0	0	14,957	14,770	0
Proceeds from borrowings of long-term debt	0	0	25,000	0	17,802
Proceeds from revolving credit facility	4,242	0	6,072	0	0
Payments on borrowings of debt	(4,883)	(3,435)	(18,178)	(4,691)	(1,006)
Proceeds from exercise of common stock options	14	0	71	95	2
Net cash provided by financing activities	(627)	(3,435)	79,655	65,104	16,798
Net increase (decrease) in cash and cash equivalents	(41,500)	(40,418)	4,261	30,686	(27,283)
Cash and cash equivalents at beginning of period	49,172	44,911	44,911	14,225	41,508
Cash and cash equivalents at end of period	7,672	4,493	49,172	44,911	14,225
Supplemental disclosure of cash flow information:
Cash paid for interest	1,701	732	2,403	1,894	1,091
Noncash investing and financing activities:
Conversion of convertible preferred stock to common stock at initial public offering	0	0	149,312	0	0
Conversion of convertible notes and related interest to common stock, net of issuance costs	0	0	15,477	0	0
Reclassification of convertible preferred stock warrants to common stock warrants	0	0	743	0	0
Acquisition of leasehold paid by landlord	0	305	305	0	0
Purchase of property and equipment in accounts payable	38	680	126	213	305
Vesting of early exercised stock options	12	36	59	54	43
Conversion of convertible notes and related interest to convertible preferred stock, net of issuance costs	0	0	0	15,258	0
Warrants issued in connection with debt and convertible preferred stock	$ 76	$ 0	$ 0	$ 3,819	$ 1,327